Summary of Significant Accounting Policies - Losses Shared Pro Rata Between Two Classes of Ordinary Shares (Details) - USD ($)		1 Months Ended	3 Months Ended					9 Months Ended	12 Months Ended
	Jan. 08, 2021	Dec. 31, 2021	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss		$ (12,697,000)	$ (28,082,000)			$ 0			$ (12,697,000)		$ 0	$ 0
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Earnings Per Share, Basic		$ (0.06)	$ (0.13)						$ (0.06)	[1]
Earnings Per Share, Diluted		$ (0.06)	$ (0.13)
TPG Pace Solutions
Numerator:
Net loss				$ (1,498,767)	$ (697,434)		$ (51,429)	$ (2,247,630)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Earnings Per Share, Basic	$ 0.00
Earnings Per Share, Diluted	$ 0.00
Class A Ordinary Shares Subject To Possible Redemption Member | TPG Pace Solutions
Numerator:
Net loss				(1,101,750)				(1,652,243)
Net Loss including Accretion on Class A ordinary shares subject to possible redemption				$ (1,101,750)				$ (1,652,243)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number Of Share Outstanding Basic				28,500,000				18,050,000
Weighted Average Number of Shares Outstanding, Diluted				28,500,000				18,050,000
Earnings Per Share, Basic				$ (0.04)				$ (0.09)
Earnings Per Share, Diluted				$ (0.04)				$ (0.09)
Founder Shares And Private Placement Shares | TPG Pace Solutions
Numerator:
Net loss				$ (397,017)				$ (595,387)
Accretion on Class A ordinary shares subject to redemption								(16,443,377)
Net Loss including Accretion on Class A ordinary shares subject to possible redemption				$ (397,017)				$ (17,038,764)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number Of Share Outstanding Basic				10,270,000				12,471,914
Weighted Average Number of Shares Outstanding, Diluted				10,270,000				12,471,914
Earnings Per Share, Basic				$ (0.04)				$ (1.37)
Earnings Per Share, Diluted				$ (0.04)				$ (1.37)

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from December 6, 2021 through December 31, 2021, which is the period following the Reverse Recapitalization (as defined in Note 3, Reverse Recapitalization). See also Note 15, Net Loss Per Share.